Supplement dated February 1, 2019
to the Statement of Additional Information (SAI), as supplemented, of the following funds:
Fund	SAI Dated
Columbia Funds Series Trust I
Columbia Emerging Markets Fund	1/1/19
Columbia Greater China Fund	1/1/19
Columbia Pacific/Asia Fund	1/1/19
Effective immediately, the changes described in this supplement are hereby made to the SAI.
The information for Columbia Emerging Markets Fund, Columbia Greater China Fund and Columbia Pacific/Asia Fund under the subsection "The Investment Manager - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending March 31 – Information is as of March 31, 2018, unless otherwise noted
Pacific/Asia Fund	Jasmine (Weili) Huang(m)	4 RICs 2 PIVs 12 other accounts	$2.45 billion $676.27 million $733.55 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Daisuke Nomoto	3 RICs 2 PIVs 3 other accounts	$1.33 billion $1.10 billion $1.13 million	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
	Christine Seng	1 RIC 1 PIV 1 other account	$39.14 million $191.00 million $22.17 million	None	None (c)	Threadneedle	Threadneedle
For Funds with fiscal year ending August 31 – Information is as of August 31, 2018, unless otherwise noted
Emerging Markets Fund	Robert Cameron	2 RICs 2 PIVs 11 other accounts	$525.94 million $584.46 million $1.02 billion	None	$100,001 – $500,000(b)	Columbia Management	Columbia Management
	Jasmine (Weili) Huang(m)	4 RICs 2 PIVs 12 other accounts	$858.44 million $584.46 million $1.01 billion	None	None
	Dara White	2 RICs 2 PIVs 8 other accounts	$525.94 million $584.46 million $1.02 billion	None	Over $1,000,000(a) $100,001 – $500,000(b)
	Young Kim	2 RICs 2 PIVs 8 other accounts	$525.94 million $584.46 million $1.01 billion	None	$10,001-$50,000 (a) $50,001-$100,000(b)
	Perry Vickery	2 RICs 2 PIVs 11 other accounts	$525.94 million $584.46 million $1.02 billion	None	$100,001 – $500,000(a) $50,001 – $100,000(b)
SUP910_00_021_(01/19)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Greater China Fund	Jasmine (Weili) Huang(m)	4 RICs 2 PIVs 12 other accounts	$2.09 billion $584.46 million $1.01 billion	None	50,001 – $100,000(b)	Columbia Management	Columbia Management
	Dara White(n)	3 RICs 2 PIVs 9 other accounts	$1.61 billion $556.52 million $989.18 million	None	$100,001 - $500,000(b)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(c)	The Fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the Fund.
(m) Ms. Huang is on a medical leave of absence, a timetable for her return is not set.
(n)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2018.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_021_(01/19)
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